Putnam VT George Putnam Balanced Fund
PUTNAM VT GEORGE PUTNAM BALANCED FUND
Goal
Putnam VT George Putnam Balanced Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT George Putnam Balanced Fund	Class IA	Class IB
Management fees	0.53%	0.53%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.20%	0.20%
Total annual fund operating expenses	0.73%	0.98%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT George Putnam Balanced Fund (USD $)	Class IA	Class IB
1 year	75	100
3 years	233	312
5 years	406	542
10 years	906	1,201

Expense Example, No Redemption Putnam VT George Putnam Balanced Fund (USD $)	Class IA	Class IB
1 year	75	100
3 years	233	312
5 years	406	542
10 years	906	1,201

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.
Investments
We invest mainly in a combination of bonds and value stocks of large and midsize U.S. companies, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 2.38% through 3/31/14
Best calendar 13.04% quarter Q2 09
Worst calendar -27.53% quarter Q4 08

Average annual total returns (for periods ending 12/31/13)
Average Annual Total Returns Putnam VT George Putnam Balanced Fund	1 year	5 years	10 years
Class IA	18.46%	14.02%	3.93%
Class IB	18.09%	13.72%	3.66%
Russell 1000 Value Index (no deduction for fees or expenses)	32.53%	16.67%	7.58%
Barclays U.S. Aggregate Bond Index (no deduction for fees or expenses)	(2.02%)	4.44%	4.55%
George Putnam Blended Index (no deduction for fees or expenses)	17.65%	12.32%	7.06%

The George Putnam Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays U.S. Aggregate Bond Index.